Borrowings and financing (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current	R$ 5,092,816	R$ 3,133,850
Noncurrent	35,049,531	22,124,447
Total	40,142,347	25,258,297
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Current	4,721,151	2,770,773
Noncurrent	24,788,944	19,131,159
Total	29,510,095	21,901,932
Local Currency [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Current	2,764,582	1,323,040
Noncurrent	17,282,427	10,373,183
Total	20,047,009	11,696,223
Local Currency [Member] | Brazilian Federal Savings Bank [Member]
IfrsStatementLineItems [Line Items]
Current	134,275	123,495
Noncurrent	1,495,481	1,559,847
Total	1,629,756	1,683,342
Local Currency [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
Current	259,341	262,709
Noncurrent	564,501	803,011
Total	823,842	1,065,720
Local Currency [Member] | I D B [Member]
IfrsStatementLineItems [Line Items]
Current	307,349	260,899
Noncurrent	2,680,484	3,425,530
Total	2,987,833	3,686,429
Local Currency [Member] | I F C [Member]
IfrsStatementLineItems [Line Items]
Current	64,450	44,200
Noncurrent	2,645,882	2,706,779
Total	2,710,332	2,750,979
Local Currency [Member] | Leases (Concession Agreements, Program Contracts and Contract Assets) [member]
IfrsStatementLineItems [Line Items]
Current	84,214	108,533
Noncurrent	110,214	208,611
Total	194,428	317,144
Local Currency [Member] | Leases (Others) [member]
IfrsStatementLineItems [Line Items]
Current	72,440	97,657
Noncurrent	9,627	53,267
Total	82,067	150,924
Local Currency [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Current	616	1,868
Noncurrent	328	931
Total	944	2,799
Local Currency [Member] | Interest [Member]
IfrsStatementLineItems [Line Items]
Current	1,033,884	548,372
Noncurrent
Total	1,033,884	548,372
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Current	371,665	363,077
Noncurrent	10,260,587	2,993,288
Total	10,632,252	3,356,365
Foreign Currency [Member] | I D B [Member]
IfrsStatementLineItems [Line Items]
Current	56,573	89,222
Noncurrent	973,833	919,189
Total	1,030,406	1,008,411
Foreign Currency [Member] | I F C [Member]
IfrsStatementLineItems [Line Items]
Current
Noncurrent	3,380,431
Total	3,380,431
Foreign Currency [Member] | Interest [Member]
IfrsStatementLineItems [Line Items]
Current	130,860	32,394
Noncurrent
Total	130,860	32,394
Foreign Currency [Member] | I B R D [Member]
IfrsStatementLineItems [Line Items]
Current	33,453	37,707
Noncurrent	1,112,127	793,697
Total	1,145,580	831,404
Foreign Currency [Member] | J I C A [Member]
IfrsStatementLineItems [Line Items]
Current	150,779	203,754
Noncurrent	1,965,688	1,280,402
Total	2,116,467	1,484,156
Foreign Currency [Member] | Blue Bond [Member]
IfrsStatementLineItems [Line Items]
Current
Noncurrent	2,828,508
Total	R$ 2,828,508